Taxes - Schedule of Impacts of the Tax Settlement Programs within Statement of Income (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Taxes [Line Items]
Cost of sales		$ (60,147)	$ (55,417)	$ (67,485)
Other taxes		(1,843)	(714)	(2,796)
Finance expenses		(7,395)	$ (6,958)	$ (6,437)
Other income and expenses-reversal of provision	$ 199
Special tax settlement programs - PERT [member]
Disclosure Of Income Taxes [Line Items]
Indexation charges		(22)
Impacts within the statement of income		(1,839)
Non -tax debts settlement program - PRD [member]
Disclosure Of Income Taxes [Line Items]
Impacts within the statement of income		(164)
Withholding income taxes [member]
Disclosure Of Income Taxes [Line Items]
Impacts within the statement of income		(351)
Tax Settlement Program [member]
Disclosure Of Income Taxes [Line Items]
Cost of sales		(131)
Other taxes		(883)
Finance expenses		(837)
Income taxes-notice of deficiency		(663)
Total-after reliefs		(2,514)
Impacts of PIS/COFINS on settlement programs		(76)
Income taxes-deductible expenses		391
Other income and expenses-reversal of provision		496
Total		(1,703)
Income taxes- reversal of unused tax losses from 2012 to 2017		(711)
Impacts within the statement of income (before Indexation charges)		(2,414)
Indexation charges		(22)
Impacts within the statement of income		(2,436)
Tax Settlement Program [member] | Tax settlement programs - PRT [member]
Disclosure Of Income Taxes [Line Items]
Other taxes		(169)
Finance expenses		(249)
Income taxes-notice of deficiency		(98)
Total-after reliefs		(516)
Income taxes-deductible expenses		(51)
Other income and expenses-reversal of provision		485
Total		(82)
Impacts within the statement of income (before Indexation charges)		(82)
Impacts within the statement of income		(82)
Tax Settlement Program [member] | Special tax settlement programs - PERT [member]
Disclosure Of Income Taxes [Line Items]
Other taxes		(366)
Finance expenses		(309)
Income taxes-notice of deficiency		(565)
Total-after reliefs		(1,240)
Impacts of PIS/COFINS on settlement programs		(69)
Income taxes-deductible expenses		192
Other income and expenses-reversal of provision		11
Total		(1,106)
Income taxes- reversal of unused tax losses from 2012 to 2017		(711)
Impacts within the statement of income (before Indexation charges)		(1,817)
Indexation charges		(22)
Impacts within the statement of income		(1,839)
Tax Settlement Program [member] | Non -tax debts settlement program - PRD [member]
Disclosure Of Income Taxes [Line Items]
Cost of sales		(131)
Other taxes		(25)
Finance expenses		(71)
Total-after reliefs		(227)
Impacts of PIS/COFINS on settlement programs		(7)
Income taxes-deductible expenses		70
Total		(164)
Impacts within the statement of income (before Indexation charges)		(164)
Impacts within the statement of income		(164)
Tax Settlement Program [member] | Withholding income taxes [member]
Disclosure Of Income Taxes [Line Items]
Other taxes		(323)
Finance expenses		(208)
Total-after reliefs		(531)
Income taxes-deductible expenses		180
Total		(351)
Impacts within the statement of income (before Indexation charges)		(351)
Impacts within the statement of income		$ (351)